Convertible Notes (Details Narrative)																																				1 Months Ended
	Nov. 10, 2021 USD ($) Integer	Jun. 14, 2021 USD ($) Integer $ / shares	Feb. 08, 2021 USD ($) Integer	Nov. 10, 2020 USD ($) Integer	Oct. 13, 2020 USD ($) Integer $ / shares	Oct. 08, 2020 USD ($) Integer $ / shares	Sep. 24, 2020 USD ($) Integer $ / shares	Sep. 10, 2020 USD ($) Integer shares	Sep. 08, 2020 USD ($) Integer $ / shares	Jul. 21, 2020 USD ($) Integer	Jul. 16, 2020 USD ($) Integer	Jul. 07, 2020 USD ($) Integer	Jul. 06, 2020 USD ($) Integer	Jun. 18, 2020 USD ($) Integer	Jun. 10, 2020 USD ($) Integer	Apr. 24, 2020 USD ($) Integer	Mar. 05, 2020 USD ($) Integer	Feb. 18, 2020 USD ($) $ / shares	Feb. 04, 2020 USD ($) $ / shares	Jan. 22, 2020 USD ($) Integer	Jan. 14, 2020 USD ($) Integer	Jan. 03, 2020 USD ($) Integer	Dec. 27, 2019 USD ($) Integer	Dec. 10, 2019 USD ($) Integer	Nov. 29, 2019 USD ($) Integer	Nov. 01, 2019 USD ($) $ / shares	Oct. 31, 2019 USD ($) Integer $ / shares	Oct. 28, 2019 USD ($) Integer	Sep. 27, 2019 USD ($) Integer	Dec. 03, 2018 USD ($) $ / shares	Nov. 16, 2018 USD ($) $ / shares	Nov. 01, 2018 USD ($) $ / shares	Dec. 21, 2012 USD ($)	Sep. 18, 2012 USD ($)	Aug. 24, 2012 USD ($)	Sep. 24, 2020 USD ($) Integer $ / shares	Nov. 02, 2019 USD ($) Integer $ / shares	Dec. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)
Short-term Debt [Line Items]
Convertible notes payable, net, current																																						$ 1,363,698	$ 1,439,116	$ 1,740,122
Accrued interest expense																																						646,643	509,997	494,740
Convertible debt, debt discount																																						234,435	391,086	880,879
Convertible Note One [Member]
Short-term Debt [Line Items]
Convertible debt, debt discount																																								35,553
Convertible Note One [Member] | Accredited Investor [Member]
Short-term Debt [Line Items]
Debt instrument face amount																																			$ 25,000
Debt instrument term																																			6 months
Debt instrument interest rate																																			10.00%
Debt instrument conversion percentage																																			25.00%
Convertible Note Two [Member]
Short-term Debt [Line Items]
Convertible debt, debt discount																																								3,884
Convertible Note Two [Member] | Accredited Investor [Member]
Short-term Debt [Line Items]
Debt instrument face amount																																		$ 25,000
Debt instrument term																																		6 months
Debt instrument interest rate																																		10.00%
Debt instrument conversion percentage																																		25.00%
Convertible Note Three [Member]
Short-term Debt [Line Items]
Convertible debt, debt discount																																								65,069
Convertible Note Three [Member] | Accredited Investor [Member]
Short-term Debt [Line Items]
Debt instrument face amount																																	$ 100,000
Debt instrument term																																	6 months
Debt instrument interest rate																																	10.00%
Debt instrument conversion percentage																																	25.00%
Convertible Note Four [Member]
Short-term Debt [Line Items]
Convertible debt, debt discount																																								7,499
Convertible Note Four [Member] | Accredited Investor [Member]
Short-term Debt [Line Items]
Debt instrument face amount																															$ 40,000	$ 100,000
Debt instrument term																															1 year	1 year
Debt instrument interest rate																															8.00%	8.00%
Debt instrument conversion price | $ / shares																															$ 0.07	$ 0.07
Convertible Note Five [Member]
Short-term Debt [Line Items]
Convertible debt, debt discount																																								65,069
Convertible Note Five [Member] | Accredited Investor [Member]
Short-term Debt [Line Items]
Debt instrument face amount																														$ 35,000	$ 80,000
Debt instrument term																														1 year	1 year
Debt instrument interest rate																														8.00%	8.00%
Debt instrument conversion price | $ / shares																														$ 0.07	$ 0.07
Convertible Note Six [Member]
Short-term Debt [Line Items]
Convertible debt, debt discount																																								7,499
Convertible Note Six [Member] | Accredited Investor [Member]
Short-term Debt [Line Items]
Debt instrument face amount																											$ 139,301				$ 40,000
Debt instrument term																											360 days				1 year
Debt instrument interest rate																											8.00%				8.00%
Debt instrument conversion percentage																											60.00%
Debt instrument conversion price | $ / shares																											$ 0.008				$ 0.07
Debt instrument trading days | Integer																											20
Convertible Note Seven [Member]
Short-term Debt [Line Items]
Convertible debt, debt discount																																								39,605
Convertible Note Seven [Member] | Accredited Investor [Member]
Short-term Debt [Line Items]
Debt instrument face amount																														$ 35,000							$ 100,000
Debt instrument term																														1 year							360 days
Debt instrument interest rate																														8.00%							8.00%
Debt instrument conversion percentage																																					60.00%
Debt instrument conversion price | $ / shares																														$ 0.07							$ 0.008
Debt instrument trading days | Integer																																					20
Convertible Note Eight [Member]
Short-term Debt [Line Items]
Convertible debt, debt discount																																								4,648
Convertible Note Eight [Member] | Accredited Investor [Member]
Short-term Debt [Line Items]
Debt instrument face amount									$ 110,000																				$ 165,000
Debt instrument term									180 days																				360 days
Debt instrument interest rate									12.00%																				8.00%
Debt instrument conversion percentage									65.00%																				55.00%
Debt instrument conversion price | $ / shares					$ 0.01	$ 0.01			$ 0.01
Debt instrument original issue discount									$ 10,000																				$ 16,250
Debt instrument trading days | Integer									20																				20
Convertible Note Nine [Member]
Short-term Debt [Line Items]
Convertible debt, debt discount																																								39,605
Convertible Note Nine [Member] | Accredited Investor [Member]
Short-term Debt [Line Items]
Debt instrument face amount								$ 227,700																				$ 225,500
Debt instrument term								360 days																				360 days
Debt instrument interest rate								8.00%																				8.00%
Debt instrument conversion percentage								60.00%																				60.00%
Debt instrument original issue discount								$ 20,700																				$ 23,000
Debt instrument trading days | Integer								20																				20
Legal expense								$ 7,000
Debt conversion, converted instrument, shares issued | shares								90,167,551
Convertible Note Nine [Member] | Accredited Investor [Member] | Principal Amount [Member]
Short-term Debt [Line Items]
Debt conversion, converted amount								$ 117,700
Convertible Note Nine [Member] | Accredited Investor [Member] | Accrued Interest [Member]
Short-term Debt [Line Items]
Debt conversion, converted amount								7,352
Convertible Note Ten [Member]
Short-term Debt [Line Items]
Convertible debt, debt discount																																								4,648
Convertible Note Ten [Member] | Accredited Investor [Member]
Short-term Debt [Line Items]
Debt instrument face amount							$ 212,300																					$ 225,500								$ 212,300
Debt instrument term							180 days																					360 days
Debt instrument interest rate							12.00%																					8.00%								12.00%
Debt instrument conversion percentage																												60.00%								65.00%
Debt instrument conversion price | $ / shares							$ 0.01																													$ 0.01
Debt instrument original issue discount							$ 19,300																					$ 23,000
Debt instrument trading days | Integer																												20								20
Additional principal amount due to breach																																						63,690
Convertible Note Eleven [Member]
Short-term Debt [Line Items]
Convertible debt, debt discount																																								42,309
Convertible Note Eleven [Member] | Accredited Investor [Member]
Short-term Debt [Line Items]
Debt instrument face amount						$ 231,000																			$ 106,150
Debt instrument term						180 days																			360 days
Debt instrument interest rate						12.00%																			8.00%
Debt instrument conversion percentage						65.00%																			60.00%
Debt instrument conversion price | $ / shares						$ 0.01
Debt instrument original issue discount						$ 21,000																			$ 11,150
Debt instrument trading days | Integer						20																			20
Additional principal amount due to breach																																						69,300
Convertible Note Twelve [Member]
Short-term Debt [Line Items]
Convertible debt, debt discount																																								5,211
Convertible Note Twelve [Member] | Accredited Investor [Member]
Short-term Debt [Line Items]
Debt instrument face amount					$ 275,000																				$ 106,150
Debt instrument term					180 days																				360 days
Debt instrument interest rate					12.00%																				8.00%
Debt instrument conversion percentage					65.00%																				60.00%
Debt instrument conversion price | $ / shares					$ 0.01
Debt instrument original issue discount					$ 25,000																				$ 11,150
Debt instrument trading days | Integer					20																				20
Additional principal amount due to breach																																						$ 82,500
Convertible Note Thirteen [Member]
Short-term Debt [Line Items]
Convertible debt, debt discount																																								42,309
Convertible Note Thirteen [Member] | Accredited Investor [Member]
Short-term Debt [Line Items]
Debt instrument face amount				$ 58,300																				$ 106,700
Debt instrument term																								360 days
Debt instrument interest rate				8.00%																				8.00%
Debt instrument conversion percentage				60.00%																				60.00%
Debt instrument original issue discount				$ 5,300																				$ 11,700
Debt instrument trading days | Integer				20																				20
Convertible Note Fourteen [Member]
Short-term Debt [Line Items]
Convertible debt, debt discount																																								5,211
Convertible Note Fourteen [Member] | Accredited Investor [Member]
Short-term Debt [Line Items]
Debt instrument face amount			$ 69,300																					$ 106,700
Debt instrument term			360 days	360 days																				360 days
Debt instrument interest rate			8.00%																					8.00%
Debt instrument conversion percentage			60.00%																					60.00%
Debt instrument original issue discount			$ 6,300																					$ 11,700
Debt instrument trading days | Integer			20																					20
Convertible Note Fifteen [Member]
Short-term Debt [Line Items]
Convertible debt, debt discount																																								49,180
Convertible Note Fifteen [Member] | Accredited Investor [Member]
Short-term Debt [Line Items]
Debt instrument face amount		$ 300,000																					$ 112,200
Debt instrument term		3 years																					360 days
Debt instrument interest rate		1.00%																					8.00%
Debt instrument conversion percentage		85.00%																					60.00%
Debt instrument conversion price | $ / shares		$ 0.0036
Debt instrument original issue discount																							$ 12,200
Debt instrument trading days | Integer																							20
Convertible Note Sixteen [Member]
Short-term Debt [Line Items]
Convertible debt, debt discount																																								6,000
Convertible Note Sixteen [Member] | Accredited Investor [Member]
Short-term Debt [Line Items]
Debt instrument face amount																											$ 139,301
Debt instrument term	360 days																										360 days
Debt instrument interest rate	10.00%																										8.00%
Debt instrument conversion percentage	60.00%
Debt instrument conversion price | $ / shares																											$ 0.008
Debt instrument trading days | Integer	20
Debt instrument face amount	$ 277,903
Debt principal payment	239,300
Debt unpaid interest	$ 38,603
Convertible Note Seventeen [Member]
Short-term Debt [Line Items]
Convertible debt, debt discount																																								50,139
Convertible Note Seventeen [Member] | Accredited Investor [Member]
Short-term Debt [Line Items]
Debt instrument face amount																										$ 100,000
Debt instrument term																										360 days
Debt instrument interest rate																										8.00%
Debt instrument conversion price | $ / shares																										$ 0.008
Convertible Note Eighteen [Member]
Short-term Debt [Line Items]
Convertible debt, debt discount																																								6,117
Convertible Note Eighteen [Member] | Accredited Investor [Member]
Short-term Debt [Line Items]
Debt instrument face amount																						$ 112,200
Debt instrument term																						360 days
Debt instrument interest rate																						8.00%
Debt instrument conversion percentage																						60.00%
Debt instrument original issue discount																						$ 12,200
Debt instrument trading days | Integer																						20
Convertible Note Nineteen [Member]
Short-term Debt [Line Items]
Convertible debt, debt discount																																								79,525
Convertible Note Nineteen [Member] | Accredited Investor [Member]
Short-term Debt [Line Items]
Debt instrument face amount																					$ 150,000
Debt instrument term																					360 days
Debt instrument interest rate																					8.00%
Debt instrument conversion percentage																					38.00%
Debt instrument original issue discount																					$ 3,000
Debt instrument trading days | Integer																					10
Convertible Note Twenty [Member]
Short-term Debt [Line Items]
Convertible debt, debt discount																																								1,623
Convertible Note Twenty [Member] | Accredited Investor [Member]
Short-term Debt [Line Items]
Debt instrument face amount																				$ 128,000
Debt instrument term																				360 days
Debt instrument interest rate																				10.00%
Debt instrument conversion percentage																				35.00%
Debt instrument original issue discount																				$ 3,000
Debt instrument trading days | Integer																				20
Convertible Note Twenty One [Member]
Short-term Debt [Line Items]
Convertible debt, debt discount																																								53,327
Convertible Note Twenty One [Member] | Accredited Investor [Member]
Short-term Debt [Line Items]
Debt instrument face amount																			$ 110,000
Debt instrument term																			360 days
Debt instrument interest rate																			12.00%
Debt instrument conversion price | $ / shares																			$ 0.001
Debt instrument original issue discount																			$ 10,000
Convertible Note Twenty Two [Member]
Short-term Debt [Line Items]
Convertible debt, debt discount																																								1,689
Convertible Note Twenty Two [Member] | Accredited Investor [Member]
Short-term Debt [Line Items]
Debt instrument face amount																		$ 100,000
Debt instrument term																		360 days
Debt instrument interest rate																		12.00%
Debt instrument conversion price | $ / shares																		$ 0.001
Debt instrument original issue discount																		$ 10,000
Convertible Note Twenty Three [Member]
Short-term Debt [Line Items]
Convertible debt, debt discount																																								21,154
Convertible Note Twenty Three [Member] | Accredited Investor [Member]
Short-term Debt [Line Items]
Debt instrument face amount																	$ 125,000
Debt instrument term																	360 days
Debt instrument interest rate																	8.00%
Debt instrument conversion percentage																	38.00%
Debt instrument original issue discount																	$ 3,000
Debt instrument trading days | Integer																	10
Convertible Note Twenty Four [Member]
Short-term Debt [Line Items]
Convertible debt, debt discount																																								26,923
Convertible Note Twenty Four [Member] | Accredited Investor [Member]
Short-term Debt [Line Items]
Debt instrument face amount																$ 75,000
Debt instrument term																360 days
Debt instrument interest rate																8.00%
Debt instrument conversion percentage																38.00%
Debt instrument original issue discount																$ 2,000
Debt instrument trading days | Integer																10
Convertible Note Twenty Five [Member]
Short-term Debt [Line Items]
Convertible debt, debt discount																																								82,893
Convertible Note Twenty Five [Member] | Accredited Investor [Member]
Short-term Debt [Line Items]
Debt instrument face amount															$ 36,300
Debt instrument term															360 days
Debt instrument interest rate															8.00%
Debt instrument conversion percentage															60.00%
Debt instrument original issue discount															$ 3,300
Debt instrument trading days | Integer															20
Legal expense															$ 3,000
Convertible Note Twenty Six [Member]
Short-term Debt [Line Items]
Convertible debt, debt discount																																								2,038
Convertible Note Twenty Six [Member] | Accredited Investor [Member]
Short-term Debt [Line Items]
Debt instrument face amount														$ 36,300
Debt instrument term														360 days
Debt instrument interest rate														8.00%
Debt instrument conversion percentage														60.00%
Debt instrument original issue discount														$ 3,300
Debt instrument trading days | Integer														20
Legal expense														$ 3,000
Convertible Note Twenty Seven [Member]
Short-term Debt [Line Items]
Convertible debt, debt discount																																								59,600
Convertible Note Twenty Seven [Member] | Accredited Investor [Member]
Short-term Debt [Line Items]
Debt instrument face amount													$ 77,000
Debt instrument term													360 days
Debt instrument interest rate													8.00%
Debt instrument conversion percentage													38.00%
Debt instrument original issue discount													$ 2,000
Debt instrument trading days | Integer													10
Convertible Note Twenty Eight [Member]
Short-term Debt [Line Items]
Convertible debt, debt discount																																								1,633
Convertible Note Twenty Eight [Member] | Accredited Investor [Member]
Short-term Debt [Line Items]
Debt instrument face amount												$ 153,000
Debt instrument term												360 days
Debt instrument interest rate												10.00%
Debt instrument conversion percentage												35.00%
Debt instrument original issue discount												$ 3,000
Debt instrument trading days | Integer												20
Convertible Note Twenty Nine [Member]
Short-term Debt [Line Items]
Convertible debt, debt discount																																								28,356
Convertible Note Twenty Nine [Member] | Accredited Investor [Member]
Short-term Debt [Line Items]
Debt instrument face amount											$ 260,700
Debt instrument term											360 days
Debt instrument interest rate											8.00%
Debt instrument conversion percentage											60.00%
Debt instrument original issue discount											$ 23,700
Debt instrument trading days | Integer											20
Legal expense											$ 12,000
Convertible Note Thirty [Member]
Short-term Debt [Line Items]
Convertible debt, debt discount																																								6,776
Convertible Note Thirty [Member] | Accredited Investor [Member]
Short-term Debt [Line Items]
Debt instrument face amount										$ 200,200
Debt instrument term										360 days
Debt instrument interest rate										8.00%
Debt instrument conversion percentage										60.00%
Debt instrument original issue discount										$ 18,200
Debt instrument trading days | Integer										20
Legal expense										$ 7,000
Convertible Note Thirty One [Member]
Short-term Debt [Line Items]
Convertible debt, debt discount																																								29,014
Convertible Note Thirty One [Member] | Accredited Investor [Member]
Short-term Debt [Line Items]
Debt instrument face amount									$ 110,000
Debt instrument term									180 days
Debt instrument interest rate									12.00%
Debt instrument conversion percentage									65.00%
Debt instrument conversion price | $ / shares									$ 0.01
Debt instrument original issue discount									$ 10,000
Debt instrument trading days | Integer									20
Debt instrument conversion description									After the six-month anniversary of this note, the conversion price shall be equal to the lower of the fixed price of $0.01 or 65% of the lowest trading price of the common stock for the 20 prior trading days including the day upon which a conversion notice is received by the Company or its transfer agent.
Convertible Note Thirty Two [Member]
Short-term Debt [Line Items]
Convertible debt, debt discount																																								6,775
Convertible Note Thirty Two [Member] | Accredited Investor [Member]
Short-term Debt [Line Items]
Debt instrument face amount								$ 227,700
Debt instrument term								360 days
Debt instrument interest rate								8.00%
Debt instrument conversion percentage								60.00%
Debt instrument original issue discount								$ 20,700
Debt instrument trading days | Integer								20
Legal expense								$ 7,000
Debt instrument principal amount								117,700
Accrued interest expense								$ 7,352
Debt conversion, converted instrument, shares issued | shares								90,167,551
Notes payable								$ 110,000
Convertible Note Thirty Three [Member]
Short-term Debt [Line Items]
Convertible debt, debt discount
Convertible Note Thirty Three [Member] | Accredited Investor [Member]
Short-term Debt [Line Items]
Debt instrument face amount							$ 212,300																													$ 212,300
Debt instrument term							180 days
Debt instrument interest rate							12.00%																													12.00%
Debt instrument conversion percentage							65.00%
Debt instrument conversion price | $ / shares							$ 0.01																													$ 0.01
Debt instrument original issue discount							$ 19,300
Debt instrument trading days | Integer							20
Debt instrument conversion description							After the six-month anniversary of this note, the conversion price shall be equal to the lower of the fixed price of $0.01 or 65% of the lowest trading price of the common stock for the 20 prior trading days including the day upon which a conversion notice is received by the Company or its transfer agent.
Convertible Note Thirty Four [Member]
Short-term Debt [Line Items]
Convertible debt, debt discount
Convertible Note Thirty Four [Member] | Accredited Investor [Member]
Short-term Debt [Line Items]
Debt instrument face amount						$ 231,000
Debt instrument term						180 days
Debt instrument interest rate						12.00%
Debt instrument conversion percentage						65.00%
Debt instrument conversion price | $ / shares						$ 0.01
Debt instrument original issue discount						$ 21,000
Debt instrument trading days | Integer						20
Debt instrument conversion description						After the six-month anniversary of this note, the conversion price shall be equal to the lower of the fixed price of $0.01 or 65% of the lowest trading price of the common stock for the 20 prior trading days including the day upon which a conversion notice is received by the Company or its transfer agent.
Convertible Note Thirty Five [Member]
Short-term Debt [Line Items]
Convertible debt, debt discount
Convertible Note Thirty Five [Member] | Accredited Investor [Member]
Short-term Debt [Line Items]
Debt instrument face amount					$ 275,000
Debt instrument term					180 days
Debt instrument interest rate					12.00%
Debt instrument conversion percentage					65.00%
Debt instrument conversion price | $ / shares					$ 0.01
Debt instrument original issue discount					$ 25,000
Debt instrument trading days | Integer					20
Debt instrument conversion description					After the six-month anniversary of this note, the conversion price shall be equal to the lower of the fixed price of $0.01 or 65% of the lowest trading price of the common stock for the 20 prior trading days including the day upon which a conversion notice is received by the Company or its transfer agent.
Convertible Note Thirty Six [Member]
Short-term Debt [Line Items]
Convertible debt, debt discount
Convertible Note Thirty Six [Member] | Accredited Investor [Member]
Short-term Debt [Line Items]
Debt instrument face amount				$ 58,300
Debt instrument term				360 days
Debt instrument interest rate				8.00%
Debt instrument conversion percentage				60.00%
Debt instrument original issue discount				$ 5,300
Debt instrument trading days | Integer				20
Convertible Note Thirty Seven [Member]
Short-term Debt [Line Items]
Convertible debt, debt discount
Convertible Note Thirty Seven [Member] | Accredited Investor [Member]
Short-term Debt [Line Items]
Debt instrument face amount			$ 69,300
Debt instrument term			360 days
Debt instrument interest rate			8.00%
Debt instrument conversion percentage			60.00%
Debt instrument original issue discount			$ 6,300
Debt instrument trading days | Integer			20
Convertible Note Thirty Eight [Member]
Short-term Debt [Line Items]
Convertible debt, debt discount
Convertible Note Thirty Eight [Member] | Accredited Investor [Member]
Short-term Debt [Line Items]
Debt instrument face amount		$ 300,000
Debt instrument term		3 years
Debt instrument interest rate		1.00%
Debt instrument conversion percentage		85.00%
Debt instrument conversion price | $ / shares		$ 0.0036
Debt instrument trading days | Integer		5